Income Tax	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Tax

18. Income Tax

The deferred tax asset as of June 30, 2019 and 2018 consisted of the following:

	2019	2018
Net Operating Loss Carryforwards	$11,909,744	$11,849,081
Less Valuation Allowance	(11,909,744)	(11,849,081)
	$—	$—

Management provided a deferred tax asset valuation allowance equal to the potential benefit due to the Company’s loss. When the Company demonstrates the ability to generate taxable income, management will re-evaluate the allowance.

As of June 30, 2019, the Company has net operating loss carryforward of $44,110,162 which is available to offset future taxable income that expires by year 2035.

Reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 21% for 2019 and 34% for 2018 is as follows:

	2019	2018
US federal statutory income tax rate	(21)%	(34)%
State tax – net of benefit	(7)%	(7)%
Non-deductible expenses, net of federal benefit	7%	7%
Increase in valuation allowance	21%	34%
Income tax expense	—	—